Condensed consolidated statement of cash flows (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit/ (loss) before income tax	$ 67	$ (153)
Adjustments for:
Amortization of intangible assets	16	12
Depreciation of property, plant and equipment	65	62
Impairment of property, plant and equipment		0
Equity-settled share-based payments	141	176
Finance costs	17	83
Net change in fair value of financial assets and liabilities	17	25
Net impairment losses on financial assets	66	40
Finance income	(113)	(90)
Gain on disposal of property, plant and equipment	(1)	(3)
Share of (profit)/ loss of equity-accounted investees (net of tax)	(2)	4
Change in provisions	3
Dividend income	(6)	0
Cash flows from (used in) operations before changes in working capital	270	156
Changes in:
- Inventories	1	1
- Deposits (pledged)/ released	(23)	2
- Trade and other receivables	(36)	(64)
- Loan receivables in the financial services segment	(158)	(93)
- Trade payables and other liabilities	(106)	(86)
- Deposits from customers in the banking business	229	367
Cash from operations	177	283
Income tax paid	(41)	(22)
Net cash from operating activities	136	261
Cash flows from investing activities
Acquisition of property, plant and equipment	(24)	(25)
Purchase of intangible assets	(14)	(8)
Proceeds from disposal of property, plant and equipment	5	7
Acquisition of businesses, net of cash acquired	(90)	0
Acquisition of additional interests in associates and joint venture	0	(43)
Acquisition of other investments	(444)	(345)
Dividend income received	6	0
Interest received	91	110
Net cash used in investing activities	(470)	(304)
Cash flows from financing activities
Proceeds from share-based payment arrangements	14	13
Repurchase and retirement of ordinary shares	(274)	(131)
Proceeds from bank loans	90	57
Repayment of bank loans	(109)	(559)
Payment of lease liabilities	(22)	(21)
Proceeds from the issuance of convertible notes	1,500	0
Transaction costs related to the issuance of convertible notes	(21)	0
Acquisition of non-controlling interests without change in control	(25)	0
Proceeds from subscription of shares in subsidiaries by non-controlling interests without change in control	45	32
Deposits (pledged)/ released		49
Interest paid	(13)	(18)
Net cash from/ (used in) financing activities	1,185	(578)
Net increase/ (decrease) in cash and cash equivalents	851	(621)
Cash and cash equivalents at January 1	2,964	3,138
Effect of exchange rate fluctuations on cash held	65	(70)
Cash and cash equivalents at June 30	$ 3,880	$ 2,447